[Photo of High Rise Buildings]



                                            Semiannual Report December 31, 1999





Oppenheimer
High Yield Fund



                                                  [Logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS


High yield bonds currently offer a greater than average yield spread over U.S. Treasury securities, which we believe is an attractive return.

Our strategy continues to focus on bonds issued by U.S. technology companies as well as in Europe, where the high yield market is relatively new.

    Contents

 1  President's Letter

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

44  Officers and Trustees

45  OppenheimerFunds
    Family


-----------------------
Cumulative
Total Returns
For the 6-Month Period
Ended 12/31/99*

Class A
Without     With
Sales Chg.  Sales Chg.
-----------------------
0.17%       -4.59%

Class B
Without     With
Sales Chg.  Sales Chg.
-----------------------
-0.29%      -5.05%

Class C
Without     With
Sales Chg.  Sales Chg.
-----------------------
-0.22%      -1.17%

Class Y
Without     With
Sales Chg.  Sales Chg.
-----------------------
0.19%       0.19%

-----------------------
  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.
-----------------------

*See page 7 for further details.

PRESIDENT'S LETTER


Dear shareholder,


[Photo of James C. Swain]     [Photo of Bridget A. Macaskill]

James C. Swain
Chairman
Oppenheimer
High Yield Fund

Bridget A. Macaskill
President
Oppenheimer
High Yield Fund

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.
     In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.
     As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.
     Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.


1    OPPENHEIMER HIGH YIELD FUND

PRESIDENT'S LETTER


We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.
     Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.
     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.


Sincerely,

/s/ James C. Swain           /s/ Bridget A. Macaskill

James C. Swain               Bridget A. Macaskill
January 24, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


2    OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


[Photo of Portfolio Management Team]
Portfolio Management Team
(l to r)
David Negri
Thomas Reedy

Q How did Oppenheimer High Yield Fund perform during the six-month period that ended December 31, 1999?

A. From a total return perspective, the Fund has performed in line with the high yield market as a whole, which has been weak due to a rising interest rate environment. Beginning in June, the Federal Reserve Board gradually raised its key interest rates to curb borrowing by business and consumers. Long-term interest rates drifted upward, while bond prices, which move inversely to interest rates, fell because investors were concerned that the booming U.S. economy would lead to an acceleration of inflation.
     However, high yield bond prices have not declined as much as those of U.S. Treasury bonds during the period. One reason that high yield bonds have held up better than Treasury securities is due to an unusually high yield "spread" compared to Treasuries. High yield bonds have paid as much as six percentage points more in yield in recent months. Historically, the average spread is about four and a half percentage points.


3    OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


[Sidebar Text]

"We have focused
the portfolio on
'new economy'
companies engaged
in high technology
industries such as
the Internet or
telecommunications."

[End Sidebar Text]


How did you manage the Fund under these conditions?

In addition to maintaining a broadly diversified portfolio that includes more than 500 securities, we have kept credit quality relatively high and have been rewarded for doing so. Higher quality bonds have outperformed lower quality bonds over the past few months as the money supply has tightened. That's because a slowing economy could adversely affect a low quality company's ability to pay its debts. And, as a result, we've also seen higher than normal default rates in the market place.
     The high yield market has experienced explosive growth over the past three years, but we believe that credit quality standards in the marketplace have deteriorated. When interest rates were falling in 1998, investors were willing to reach further down the credit spectrum to earn extra yield, much to their regret today. During that period, we made a decision to maintain high credit standards, which has been a plus for the portfolio, although we have tiptoed back into some lower quality bonds in recent weeks.

Where have you found attractive investment opportunities?

We have focused on "new economy" companies engaged in high technology industries such as the Internet or telecommunications. At the same time, we have reduced our exposure to economically sensitive old-line industries that made up a large part of the economy several years ago. Just as technology has led the stock market in recent years, it has also benefited high yield bonds issued by these companies. Surging stock prices have created an environment where mergers proliferate, because the acquiring company


4    OPPENHEIMER HIGH YIELD FUND
can pay for its target with more valuable stock. For example, Omnipoint Corp., a CCC-rated cellular telephone company in the portfolio was acquired by VoiceStream Wireless Corp., which carries a B- rating. When a higher rated company acquires a lower rated company, the lower rated bond typically increases in price to reflect the higher credit rating of the combined entity.

What is your current investment strategy?

In addition to stressing technology and keeping the portfolio generally high quality, we continue to anticipate certain seasonal effects in the high yield market. For instance, high yield bonds have historically performed the best during the first quarter of the year. During this period, issuance is slow while demand for bonds remains constant or increases. Therefore, it typically is beneficial to move into January fully invested.
     Another important aspect of our strategy is an increasing interest in the European high yield bond market. Since the advent of Europe's single currency, government bonds issued by individual countries no longer offer such high yields. Instead, a Pan-European high yield corporate bond market has emerged, and our goal is to increase the portfolio's weighting in these European companies.

What is your outlook for the Fund?

Although 1999 has been a difficult year for the bond market, we look favorably to the future. Bond yields in the Fund are higher than average in relation to U.S. Treasury yields as investors have reacted to higher than normal default rates in the high yield marketplace. At the same time, the U.S. economy continues to perform well without significant inflation.


[Sidebar Text]

----------------------------------

Average Annual
Total Returns
For the Periods Ended 12/31/99(1)

Class A
1-Year   5-Year 10-Year
----------------------------------
-0.79%   7.88%  9.32%

Class B         Since
1-Year   5-Year Inception
----------------------------------
-1.40%   7.79%  7.25%

Class C         Since
1-Year   5-Year Inception
----------------------------------
2.42%    N/A    6.88%

Class Y         Since
1-Year   5-Year Inception
----------------------------------
4.29%    N/A    2.43%

----------------------------------

Standardized Yields(2)
For the 30 Days Ended 12/31/99
----------------------------------
Class A           10.52%
----------------------------------
Class B           10.27
----------------------------------
Class C           10.26
----------------------------------
Class Y           11.17

----------------------------------
[End Sidebar Text]


1. See page 7 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended December 31, 1999. Falling share prices will tend to artificially raise yields.


5    OPPENHEIMER HIGH YIELD FUND

We believe that investor sentiment regarding high yield bonds will improve as default rates decline. Bond prices should then rebound accordingly. In the meantime, we will continue to use thorough research and analysis to take advantage of opportunities in the high yield market, which is why Oppenheimer High Yield Fund remains an important part of The Right Way to Invest.


Corporate Bonds & Notes--Top 10 Industries(4)
----------------------------------------------------------
Media/Entertainment: Telecommunications              23.8%
----------------------------------------------------------
Media/Entertainment: Wireless Communications          9.9
----------------------------------------------------------
Gaming/Leisure                                        6.0
----------------------------------------------------------
Transportation                                        5.8
----------------------------------------------------------
Energy                                                5.5
----------------------------------------------------------
Service                                               4.7
----------------------------------------------------------
Media/Entertainment: Cable/Wireless Video             4.2
----------------------------------------------------------
Metal/Minerals                                        3.9
----------------------------------------------------------
Media/Entertainment: Diversified Media                3.8
----------------------------------------------------------
Information Technology                                3.7


[Pie Chart]

-----------------------

Credit Allocation(3)

o Treasury/Agency  1.2%
o AAA/BBB          1.6
o BB+/B-          80.8
o CCC+/C          11.9
o Other Securities 4.5

-----------------------

[End Pie Chart]


3. Portfolio is subject to change. Percentages are as of December 31, 1999, and are dollar-weighted based on total market value of investments. Average credit quality and ratings allocations include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 65% of its assets in high yield, lower rated fixed income securities commonly known as "junk bonds." Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by prospectus.
4. Portfolio is subject to change. Percentages are as of December 31, 1999, and are based on total market value of corporate bonds and notes.


6    OPPENHEIMER HIGH YIELD FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at
1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

Class A shares were first publicly offered on 7/28/78. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


7    OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  December 31, 1999 / Unaudited


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
=======================================================================================================================
Mortgage-Backed Obligations--2.6%
-----------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(2)                         $      840,000     $   553,350
-----------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                    1,500,000         945,000
-----------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2,3)                                                   1,452,000       1,248,266
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 194, Cl. IO, 9.853%, 4/1/28(4)                                                        30,685,820      10,258,174
Series 197, Cl. IO, 11.419%, 4/1/28(4)                                                       18,163,448       5,947,110
Series 199, Cl. IO, 17.353%, 8/1/28(4)                                                       13,539,064       4,554,626
-----------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997, Cl. E, 8.126%, 2/25/11(2,3)                                                      4,500,000       3,015,000
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                         3,000,000       1,800,937
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.887%, 7/15/27(4)                              72,382,218       5,451,286
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, Collateralized Bond Obligations,
Sub. Bonds, Series 1A, Cl. D, 12.54%, 6/13/11(2)                                              2,000,000       1,920,000
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-RR, Cl. D, 7.671%, 4/30/39(2)                                                     5,000,269       3,511,908
Series 1997-RR, Cl. F, 7.649%, 4/30/39(2)                                                     8,000,430       4,082,720
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(2)                                                    1,400,000       1,059,188
-----------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                         1,167,818       1,050,489
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII,
Series 1996-C1, Cl. E, 9.184%, 1/20/06                                                        2,496,000       2,285,400
                                                                                                            -----------
Total Mortgage-Backed Obligations (Cost $51,666,173)                                                         47,683,454


=======================================================================================================================
Foreign Government Obligations--0.9%
-----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.868%, 4/1/07(3) [ARP]                                                             9,088,731       6,362,966
-----------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Series PBA1, 2.868%, 4/1/07(3) [ARP]                        2,329,145       1,538,706
-----------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 6.50%, 7/28/11(3)                              2,650,000       2,096,813
-----------------------------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc. Bonds, 7%, 12/23/23(3)                                    1,750,000       1,233,750
-----------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14(3)                              2,250,000       1,766,250
-----------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Past Due Interest Debs., 5.819%, 7/17/16(3)                              1,943,494       1,537,790
-----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%, 3/7/17(3)                   2,350,000       1,627,375
-----------------------------------------------------------------------------------------------------------------------
Perusahaan Listr, 17% Nts., 8/21/01(2) [IDR]                                              1,000,000,000         142,755
-----------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/99(2,5,6) [IDR]                       4,000,000,000         157,424
                                                                                                            -----------
Total Foreign Government Obligations (Cost $16,982,216)                                                      16,463,829


8    OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
=======================================================================================================================
Loan Participations--1.5%
-----------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts.,
Tranche 1, 6.812%, 9/4/06(2,3)                                                              $ 1,179,272     $   915,410
-----------------------------------------------------------------------------------------------------------------------
Central Bank of Indonesia Gtd. Nts.:
Series 2 yr., 8.906%, 8/25/00(2,3)                                                            1,000,000         970,000
Series 3 yr., 9.156%, 8/25/01(2,3)                                                            2,500,000       2,312,500
Series 4 yr., 9.406%, 8/25/02(2,3)                                                              500,000         442,500
-----------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.844%, 1/1/09(2,3)                                                                1,031,428         933,443
-----------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 7.955%, 4/28/02
(representing a basket of reference loans and a total return swap
between Chase Manhattan Bank and the Trust)(2,3)                                             23,200,000      22,794,768
                                                                                                            -----------
Total Loan Participations (Cost $28,338,439)                                                                 28,368,621

=======================================================================================================================
Corporate Bonds and Notes--86.2%
-----------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.8%
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                         2,300,000       2,219,500
10.50% Sr. Nts., 8/1/04                                                                       5,600,000       5,628,000
-----------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.375% Sr. Unsec. Nts., 11/15/06                                                              5,600,000       5,432,000
10.75% Sr. Nts., 8/1/05                                                                         115,000         117,875
-----------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                       4,900,000       4,630,500
-----------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(2)                                                                      3,000,000       2,790,000
-----------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08                  4,000,000       3,700,000
-----------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                         6,650,000       5,677,437
-----------------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(2)                                                              2,060,688       2,105,817
                                                                                                            -----------
                                                                                                             32,301,129

-----------------------------------------------------------------------------------------------------------------------
Chemicals--3.1%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                    4,630,000       1,180,650
-----------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.375% Sr. Sub. Nts., 11/1/07(7)                                         1,500,000       1,573,125
-----------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09(7)                                                       3,000,000       3,120,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                    2,700,000       2,887,109
Zero Coupon Sr. Disc. Nts., 13.09%, 12/31/09(7,8)                                            13,500,000       4,134,375
-----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.875% Sec. Nts., Series B, 5/1/07                                                            2,000,000       2,050,000
10.875% Sr. Sub. Nts., 5/1/09                                                                 2,000,000       2,070,000


9    OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Chemicals Continued
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                         $11,325,000     $11,778,000
-----------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                         1,000,000         775,000
-----------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                   2,020,000       1,605,900
-----------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                 2,000,000       1,950,000
-----------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(7)                                        3,900,000       3,549,000
-----------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts., Series B, 8/1/07             7,255,000       7,327,550
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(9)                       2,650,000         682,375
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                                  1,560,000       1,154,400
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                          4,905,000       3,703,275
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                      3,700,000       3,848,000
-----------------------------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(7)                                           4,200,000       4,378,500
                                                                                                            -----------
                                                                                                             57,767,259

-----------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.2%
Holmes Products Corp., 9.875% Sr. Sub. Nts., Series C, 11/15/07                               1,000,000         735,000
-----------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(2)                                        150,960          83,028
-----------------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                                    2,695,000       2,955,283
                                                                                                            -----------
                                                                                                              3,773,311

-----------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.6%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(9)                                                          2,520,000       1,203,300
10.50% Sr. Unsec. Nts., 7/1/08                                                                4,200,000       3,759,000
-----------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                4,675,000       4,698,375
-----------------------------------------------------------------------------------------------------------------------
Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03                                   3,780,000       3,803,625
-----------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(6)                                   2,500,000         137,500
-----------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08                         3,500,000       1,697,500
-----------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                 1,300,000       1,215,500
-----------------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc., 7% Sr. Nts., 5/15/98(2,5,6,10,11)                                5,955,189              --
-----------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                           2,350,000       1,186,750
9% Sr. Nts., 11/1/06                                                                          4,515,000       3,408,825
-----------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                           7,000,000       7,192,500
-----------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(2)                             1,200,000         426,000
                                                                                                            -----------
                                                                                                             28,728,875

-----------------------------------------------------------------------------------------------------------------------
Energy--4.7%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                               3,227,000       2,960,772
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                      5,750,000       5,448,125


10   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Energy Continued
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                      $    5,450,000     $ 2,861,250
-----------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                          3,175,000       1,285,875
-----------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                            2,500,000       2,287,500
-----------------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(2)                                      2,800,000       1,318,612
-----------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., Series B, 2/15/07(5,6)                                                   1,700,000       1,391,875
9.50% Sr. Sub. Nts., 11/1/06(5,6)                                                             1,700,000       1,391,875
-----------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                 3,300,000       3,267,000
-----------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(9)                                    14,875,000       5,206,250
-----------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(7)                           9,725,000       8,314,875
-----------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                             4,015,000       2,549,525
-----------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners, LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                3,750,000       3,881,250
-----------------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(5,6)                          5,995,000       3,147,375
-----------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                             4,980,000       4,158,300
-----------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                    7,525,000       7,186,375
-----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                             6,000,000       6,570,000
-----------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                            12,535,000       5,828,775
-----------------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06                                                                    6,000,000       6,420,000
11.375% Sr. Sec. Nts., 3/15/09                                                                2,500,000       2,687,500
-----------------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                      925,000         946,969
-----------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                              4,210,000       4,125,800
-----------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(9)                                                          4,200,000       2,625,000
0%/11.375% Sr. Disc. Nts., 2/15/09(9)                                                         1,680,000         898,800
                                                                                                            ----------
                                                                                                             86,759,678

-----------------------------------------------------------------------------------------------------------------------
Financial--1.3%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                     2,225,000       1,412,875
-----------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                           78,000          62,010
-----------------------------------------------------------------------------------------------------------------------
Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2,5,6)                                       8,802,000              --
-----------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd., 10.331% Nts., 11/19/07(3,7)                                               1,000,000       1,023,750
-----------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(5,6) [IDR]                                    2,464,500,000          45,851
-----------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08              11,610,000      10,666,687
-----------------------------------------------------------------------------------------------------------------------
Sovereign Bankcorp, 10.50% Sr. Unsec. Nts., 11/15/06                                          5,500,000       5,637,500
-----------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                       2,525,000       1,900,062
-----------------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                             3,820,000       3,724,500
                                                                                                            -----------
                                                                                                             24,473,235


11   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Food & Drug--1.3%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                                   $ 4,730,000     $ 4,375,250
-----------------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                        9,500,000       4,512,500
10.875% Sr. Sub. Disc. Nts., 2/1/04                                                             450,000         204,750
-----------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                                       3,050,000       2,813,625
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                      8,255,000       7,491,412
-----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03                                                 5,610,000         701,250
12.625% Sub. Nts., 6/15/02                                                                   10,500,000       3,517,500
-----------------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                        1,065,000       1,134,225
                                                                                                          -------------
                                                                                                             24,750,512

-----------------------------------------------------------------------------------------------------------------------
Food/Tobacco--2.3%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                     1,680,000       1,608,600
-----------------------------------------------------------------------------------------------------------------------
Cott Corp., 9.375% Sr. Nts., 7/1/05                                                          10,015,000       9,914,850
-----------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(9)                          4,571,000       3,542,525
-----------------------------------------------------------------------------------------------------------------------
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06                                6,845,000       7,135,912
-----------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                                  6,000,000       5,430,000
-----------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                   6,400,000       5,888,000
-----------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/1(6)                                       1,150,000         293,250
-----------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                  2,240,000       2,027,200
-----------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                        3,435,000       2,799,525
-----------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09(7)                          3,500,000       3,412,500
                                                                                                            -----------
                                                                                                             42,052,362

-----------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.8%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(6)                            4,000,000         460,000
-----------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                 2,500,000       2,450,000
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                            3,300,000       3,184,500
-----------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                              2,500,000       2,368,750
-----------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                               2,000,000       2,052,500
-----------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                       1,000,000         985,000
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                2,400,000       2,244,000
-----------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                               5,420,000       5,609,700
10.875% Sr. Sub. Nts., 4/1/08                                                                 4,200,000       4,158,000


12   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Forest Products/Containers Continued
SD Warren Co.:
12% Sr. Sub. Nts., Series B, 12/15/04                                                       $ 4,450,000     $ 4,661,375
14% Unsec. Nts., 12/15/06(10)                                                                 9,895,722      11,132,687
-----------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.625% Sr. Nts., 6/30/09                                             4,000,000       4,010,000
-----------------------------------------------------------------------------------------------------------------------
U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06(2)                                  2,750,000       2,818,750
-----------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                            5,590,000       5,191,712
                                                                                                            -----------
                                                                                                             51,326,974

----------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--5.2%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(9)                                       1,400,000         567,000
-----------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                              3,080,000       2,171,400
-----------------------------------------------------------------------------------------------------------------------
Aztar Corp., 8.875% Sr. Unsec. Sub. Nts., 5/15/07                                             4,500,000       4,342,500
-----------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/95(5,6)                          22,500              --
-----------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                               3,000,000       2,778,750
-----------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                       3,000,000       3,401,250
-----------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                               2,250,000       2,160,000
-----------------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                                       860,000         872,900
-----------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                4,800,000       4,680,000
-----------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                            1,700,000       1,215,500
-----------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                    280,000         290,500
-----------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                          4,500,000       4,725,000
-----------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                           6,000,000       5,977,500
-----------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                          11,355,000      11,355,000
-----------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                      7,980,000       7,860,300
-----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                   4,900,000       4,532,500
-----------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                  5,200,000       4,992,000
-----------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                               2,200,000       2,035,000
-----------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                           5,000,000       4,950,000
-----------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(9)                                                              4,880,000       3,391,600
9.25% Sr. Nts., 4/1/06                                                                        1,850,000       1,826,875
9.75% Sr. Nts., 6/15/07                                                                       5,000,000       5,000,000
-----------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                        3,640,000       3,571,750
-----------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                                  5,800,000       5,858,000
10.125% Sr. Sub. Nts., 3/15/06                                                                6,000,000       6,150,000
                                                                                                            -----------
                                                                                                             94,705,325


13   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Healthcare--1.2%
Charles River Labs ONC, Units (each unit consists of $1,000 principal amount of 13.50% sr. sub. nts., 10/1/09 and one warrant to purchase
3.942 shares of common stock)(7,12)                                                          $3,000,000     $ 3,135,000
-----------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(7)                                         5,040,000       4,838,400
-----------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                              4,500,000       4,792,500
-----------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                                       2,350,000       2,267,750
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                1,250,000       1,168,750
8.625% Sr. Sub. Nts., 1/15/07                                                                 2,200,000       2,134,000
-----------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09(7)                                        3,500,000       3,640,000
                                                                                                            -----------
                                                                                                             21,976,400

-----------------------------------------------------------------------------------------------------------------------
Housing--2.1%
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                        4,320,000       3,974,400
-----------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                          4,500,000       4,398,750
-----------------------------------------------------------------------------------------------------------------------
Engle Homes, Inc., 9.25% Sr. Unsec. Nts., Series C, 2/1/08                                    2,160,000       1,954,800
-----------------------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                                    995,000         970,125
-----------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                 5,000,000       4,625,000
-----------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Unsec. Nts., Series B, 8/1/08                                                      1,750,000       1,671,250
9.125% Sr. Nts., Series B, 9/1/07                                                             9,540,000       9,277,650
9.25% Sr. Nts., Series B, 3/15/07                                                             7,545,000       7,394,100
-----------------------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(7)                      4,400,000       4,499,000
                                                                                                            -----------
                                                                                                             38,765,075

-----------------------------------------------------------------------------------------------------------------------
Information Technology--3.2%
Amkor Technologies, Inc.:
9.25% Sr. Nts., 5/1/06(7)                                                                     9,500,000       9,310,000
-----------------------------------------------------------------------------------------------------------------------
10.50% Sr. Sub. Nts., 5/1/09(7)                                                               9,500,000       9,500,000
Cherokee International LLC, 10.50% Sr. Sub. Nts., 5/1/09                                      6,000,000       5,310,000
-----------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Sub. Nts., 8/1/09(7)                                   4,000,000       4,200,000
-----------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                          4,000,000       3,700,000
-----------------------------------------------------------------------------------------------------------------------
Dialog Corp. plc, 11% Sr. Sub. Nts., Series B, 11/15/07                                       3,250,000       1,576,250
-----------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                                 2,355,000       2,355,000
-----------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                    2,805,000       2,478,919
-----------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                 9,175,000       9,473,187
-----------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                        7,860,000       7,575,075
-----------------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                         200,000         219,500
-----------------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                                 3,360,000       2,776,200
                                                                                                            -----------
                                                                                                             58,474,131


14   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Manufacturing--2.7%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                             $3,600,000     $ 3,541,500
-----------------------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                                     2,020,000       1,860,925
-----------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09(7)                                                    6,300,000       6,678,000
-----------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                            2,150,000         892,250
-----------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05                    350,000         281,750
-----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                            2,800,000       2,450,000
-----------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                              2,500,000         712,500
-----------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                            3,500,000       3,018,750
-----------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                     7,055,000       6,984,450
-----------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                        6,055,000       6,282,063
-----------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                            3,150,000       3,165,750
-----------------------------------------------------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12% Bonds, 2/15/02(2,5,6)                                           700,000         260,750
-----------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                    1,960,000         793,800
-----------------------------------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                                      3,900,000       3,773,250
-----------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                  5,480,000       4,986,800
-----------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                              1,960,000       1,862,000
-----------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                            2,800,000       2,761,500
                                                                                                            -----------
                                                                                                             50,306,038

-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--2.1%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                         1,625,000       1,568,125
-----------------------------------------------------------------------------------------------------------------------
AMFM Operating, Inc., 12.625% Debs., 10/31/06(10)                                               842,200         960,108
-----------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                 1,400,000       1,417,500
9% Sr. Unsec. Sub. Nts., 10/1/08                                                              7,000,000       7,315,000
10.50% Sr. Sub. Nts., Series B, 1/15/07                                                       1,240,000       1,351,600
-----------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                    5,500,000       5,252,500
-----------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(3)                                       1,800,000       1,926,000
-----------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                   5,750,000       5,750,000
-----------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07                              3,500,000       3,298,750
-----------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                              6,000,000       6,060,000
-----------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                       2,850,000       2,714,625
                                                                                                            -----------
                                                                                                             37,614,208

-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--3.7%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03                                                            3,000,000       2,895,000
8.375% Sr. Nts., Series B, 2/1/08                                                             3,700,000       3,450,250
9.875% Sr. Nts., Series B, 3/1/07                                                             3,545,000       3,615,900


15   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video Continued
Bresnan Communications, Inc.:
0%/9.25% Sr. Disc. Nts., 2/1/09(9)                                                          $ 6,350,000     $ 4,413,250
8% Sr. Nts., 2/1/09                                                                           1,350,000       1,365,188
-----------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter
Communication Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)                                                    11,750,000       6,947,188
8.25% Sr. Unsec. Nts., 4/1/07                                                                 2,000,000       1,855,000
8.625% Sr. Unsec. Nts., 4/1/09                                                                2,000,000       1,857,500
-----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(9)                            2,500,000         987,500
-----------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                           17,000,000      17,170,000
-----------------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(2)                                                           1,320,455       1,320,456
-----------------------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(2)                                             1,639,485       1,639,485
-----------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(9)                      8,305,000       6,259,894
-----------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09(7)                          2,000,000       2,075,000
-----------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 9.875% Sr. Nts., 11/15/09(7) [EUR]                                  5,200,000       5,272,528
-----------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                                    3,030,000       2,109,255
-----------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(9)           6,110,000       3,940,950
                                                                                                            -----------
                                                                                                             67,174,344

-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--3.3%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                              5,500,000       5,390,000
-----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                   5,900,000       5,251,000
-----------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(9) [GBP]                                                             1,650,000       1,032,911
9.625% Bonds, 3/15/08(2) [GBP]                                                                1,000,000         985,456
-----------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                       5,065,000       5,191,625
-----------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                               3,335,000       3,184,925
-----------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50%
Sr. Unsec. Disc. Nts., 9/30/07(2,9)                                                             793,333         376,833
-----------------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05                                       5,000,000       3,525,000
-----------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/15/10                                                         2,000,000       1,420,000
9.50% Sr. Unsec. Sub. Nts., 6/1/08                                                            5,000,000       3,800,000
-----------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                          8,000,000       7,640,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                 9,175,000       8,693,313
-----------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                           4,000,000       4,010,000
-----------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                                  3,000,000       2,865,000
-----------------------------------------------------------------------------------------------------------------------
WRC Media Corp., Units (each unit consists of $1,000 principal amount of 12.75% sr. sub. nts., 11/15/09 and one warrant
to purchase 1.353 shares of common stock)(7,12)                                               7,000,000       6,982,500
                                                                                                            -----------
                                                                                                             60,348,563


16   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--20.5%
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                               $ 7,825,000     $ 8,372,750
-----------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 12.875% Sr. Nts., 5/15/08                                           1,000,000       1,116,250
-----------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(9)                                    15,500,000       9,920,000
-----------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(9)                                                       850,000         735,250
7.625% Bonds, 7/31/08 [DEM]                                                                   4,750,000       2,447,234
8.875% Sr. Nts., 11/30/07 [DEM]                                                               2,295,000       1,234,066
10.125% Sr. Nts., 11/30/07 [GBP]                                                              3,275,000       5,555,304
Units (each unit consists of $1,000 principal amount of 0%/12%
sr. disc. nts., 12/15/06 and one warrant to purchase 7.8 ordinary shares)(9,12)               7,055,000       7,160,825
-----------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(9)                         5,570,000       5,333,275
-----------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                    3,065,000       3,241,238
-----------------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08(13)                                     1,500,000       1,061,250
-----------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(9)                       13,500,000       8,572,500
-----------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc:
0%/10.75% Sr. Disc. Nts., 2/15/07(9)                                                            700,000         577,500
0%/11.75% Sr. Disc. Nts., 12/15/05(9)                                                        16,675,000      15,841,250
-----------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                 1,400,000       1,393,000
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07(13)                                    1,000,000         715,000
-----------------------------------------------------------------------------------------------------------------------
Equinix, Inc., Units (each unit consists of $1,000 principal amount of 13% sr. nts., 12/1/07 and one warrant to purchase
11.255 shares of common stock)(7,12)                                                          5,250,000       5,381,250
-----------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]                         1,000,000       1,136,527
-----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09(7) [EUR]                                                            5,000,000       5,126,348
11.25% Sr. Nts., 7/1/08                                                                       6,725,000       6,977,188
10.75% Sr. Nts., 12/15/09(7)                                                                  1,900,000       1,942,750
-----------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(9)                            3,500,000       1,942,500
-----------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(9)                      4,720,000       3,091,600
-----------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                                5,295,000       5,321,475
-----------------------------------------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(7) [EUR]                     3,500,000       3,566,429
-----------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(7,9)               1,400,000       1,568,000
-----------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(9)                                    1,160,000         864,200
-----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(9)                                    800,000         602,000
-----------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(9)                     3,985,000       2,122,013
-----------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(9)                                                 6,000,000       3,607,500
8.50% Sr. Nts., Series B, 1/15/08                                                             5,895,000       5,423,400
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                       5,000,000       4,600,000
8.875% Sr. Nts., 11/1/07                                                                      4,995,000       4,670,325
-----------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Nts., 12/15/09(7) [EUR]                                               8,000,000       8,106,550


17   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications Continued
KMC Telecom Holdings, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(9)                                                 $10,000,000     $ 5,750,000
13.50% Sr. Nts., 5/15/09(7)                                                                   1,800,000       1,809,000
-----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(9)                                                         11,850,000       7,228,500
9.125% Sr. Unsec. Nts., 5/1/08                                                                2,400,000       2,274,000
-----------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc., 12.25% Sr. Unsec. Nts., 4/15/08(6)                         1,090,000         604,950
-----------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09                                              1,950,000       1,828,125
-----------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                        5,000,000       5,150,000
10% Sr. Nts., 12/15/09 [EUR]                                                                  2,500,000       2,626,074
10% Sr. Unsec. Nts., Series B, 11/15/08                                                       7,000,000       7,192,500
-----------------------------------------------------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(9) [DEM]                                                       2,800,000         943,710
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(9)                                                1,400,000         913,500
-----------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., 6/15/09                                               5,525,000       5,566,438
-----------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9.625% Sr. Nts., 10/1/07                                                                      9,895,000       9,697,100
10.75% Sr. Unsec. Nts., 11/15/08                                                              6,600,000       6,831,000
10.75% Sr. Unsec. Nts., 6/1/09                                                                1,000,000       1,032,500
-----------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.78% Sr. Nts., 11/15/09(7,9) [EUR]                                                        2,750,000       1,629,424
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(9)                                             12,905,000       9,194,813
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                     7,000,000       7,630,000
-----------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(9)                                        3,995,000       2,776,525
0%/9.75% Sr. Nts., Series B, 4/15/09(9) [GBP]                                                19,350,000      18,072,156
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(9) [GBP]                                   2,955,000       3,161,453
10% Sr. Nts., Series B, 2/15/07                                                               3,930,000       4,057,725
-----------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(5,6)                                             6,000,000       4,470,000
-----------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(7)                                         4,000,000         770,000
-----------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                        1,000,000         993,750
10.50% Sr. Nts., 12/1/06(7)                                                                   1,500,000       1,518,750
10.50% Sr. Nts., 12/1/06(7) [EUR]                                                             3,000,000       3,056,939
11.50% Sr. Unsec. Nts., 11/1/08                                                              10,000,000      10,500,000
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47%
Sr. Disc. Nts., 10/15/07(9)                                                                   5,520,000       4,498,800
-----------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 10.50% Gtd. Sr. Nts., 11/15/08                                        4,800,000       4,536,000
-----------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV:
11.875% Sr. Nts., 12/1/09(7) [EUR]                                                            4,000,000       4,060,823
3% Sr. Unsec. Nts., 5/15/09(2) [EUR]                                                          3,000,000       3,170,159


18   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications Continued
Telewest Communications plc:
0%/9.25% Sr. Nts., 4/15/09(7,9)                                                             $ 7,500,000    $  4,762,500
0%/9.875% Sr. Nts., 4/15/09(7,9) [GBP]                                                        8,500,000       8,719,667
0%/11% Sr. Disc. Debs., 10/1/07(9)                                                            9,060,000       8,493,750
11.25% Sr. Nts., 11/1/08                                                                      6,065,000       6,610,850
-----------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                      2,300,000       2,231,000
-----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                              5,700,000       5,899,500
-----------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Disc. Nts., 11/1/09(7,9)                                                       2,000,000       1,130,000
0%/13.375% Sr. Disc. Nts., 11/1/09(7,9) [EUR]                                                 4,000,000       2,309,687
10.875% Sr. Nts., 8/1/09 [EUR]                                                                  250,000         255,059
10.875% Sr. Nts., 8/1/09                                                                     12,750,000      12,973,125
11.25% Sr. Nts., 11/1/09(7) [EUR]                                                             2,000,000       2,058,087
-----------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                               5,300,000       5,432,500
10.625% Sr. Nts., 11/15/09(7)                                                                 7,000,000       7,210,000
11.25% Sr. Unsec. Nts., 12/1/08                                                               6,100,000       6,435,500
13.50% Sr. Unsec. Nts., 6/15/04                                                                 725,000         799,313
-----------------------------------------------------------------------------------------------------------------------
Versatel Telecom International BV:
11.875% Sr. Nts., 7/15/09                                                                     4,000,000       4,080,000
11.875% Sr. Nts., 7/15/09 [EUR]                                                               1,750,000       1,875,677
-----------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                   2,925,000       2,917,688
-----------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(9)                          10,160,000       5,943,600
-----------------------------------------------------------------------------------------------------------------------
Winstar Equipment Corp., 12.50% Gtd. Sr. Sec. Exchangeable Nts., 3/15/04                      2,000,000       2,150,000
-----------------------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(7)                                                1,700,000       1,759,500
                                                                                                           ------------
                                                                                                            376,918,464

-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--8.5%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                            1,400,000       1,114,750
-----------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(9)                                 9,220,000       1,002,675
-----------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                     4,000,000       4,300,000
-----------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(9)                            670,000         660,788
-----------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(9)                                                         6,500,000       4,095,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(9)                                                 8,790,000       6,647,438
9% Sr. Nts., 5/15/11                                                                          5,200,000       5,102,500
-----------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(9)                               4,650,000       2,685,375
-----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                         1,160,000       1,316,600
-----------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units
(each unit consists of $1,000 principal amount of 15% sr. nts.,
8/1/05 and one warrant to purchase 19.85 shares of common stock)(6,12)                        2,800,000       1,302,000
-----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                    3,525,000       3,190,125


19   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications Continued
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(9) [CAD]                                      $ 6,405,000    $  2,976,137
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(9)                                                       7,000,000       4,541,250
0%/14% Sr. Disc. Nts., Series B, 6/1/06(9)                                                    3,900,000       3,461,250
-----------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(9)                       1,760,000       1,416,800
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(9)                                                          1,500,000       1,080,000
0%/9.95% Sr. Disc. Nts., 2/15/08(9)                                                           5,690,000       4,011,450
0%/10.65% Sr. Disc. Nts., 9/15/07(9)                                                          4,000,000       3,000,000
9.375% Sr. Nts., 11/15/09(7)                                                                  6,000,000       5,910,000
-----------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(7)                                                                   8,865,000       9,574,200
11.625% Sr. Nts., 8/15/06                                                                     5,760,000       6,134,400
11.625% Sr. Nts., Series A, 8/15/06                                                          10,095,000      10,751,175
-----------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                                3,775,000       2,736,875
-----------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(9)                             5,310,000       2,469,150
-----------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(9)                             9,895,000       6,530,700
-----------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09(7) [EUR]                                                        2,750,000       2,802,194
-----------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                      8,000,000       8,140,000
11.75% Sr. Sub. Nts., 7/15/07                                                                 4,225,000       4,626,375
-----------------------------------------------------------------------------------------------------------------------
Rogers Cantel, Inc., 8.80% Sr. Sub. Nts., 10/1/07                                             5,000,000       5,050,000
-----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                 6,400,000       6,576,000
-----------------------------------------------------------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04                                               500,000         341,250
-----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(9)                            16,320,000       9,710,400
-----------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(9)                                                   5,175,000       2,781,563
0%/12% Sr. Disc. Nts., 7/15/08(9)                                                             7,550,000       4,548,875
-----------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(7)                                    15,000,000      15,525,000
                                                                                                           ------------
                                                                                                            156,112,295

-----------------------------------------------------------------------------------------------------------------------
Metals/Minerals--3.4%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(7)                                        3,500,000       2,283,750
-----------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                               8,000,000       7,600,000
9.125% Sr. Nts., 12/15/06                                                                     1,000,000       1,022,500
-----------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                    4,000,000       3,860,000
-----------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                      5,025,000       5,006,156
-----------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                             4,540,000       4,335,700
-----------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                          1,400,000       1,183,000
-----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                2,975,000       2,989,875
-----------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(9)                               11,000,000       3,575,000


20   OPPENHEIMER HIGH YIELD FUND

                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Metals/Minerals Continued
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                      $ 9,585,000    $  8,674,425
-----------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                               6,250,000       6,468,750
-----------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                              5,000,000       4,950,000
-----------------------------------------------------------------------------------------------------------------------
Republic Technologies International Holdings LLC/RTI Capital Corp.,
Units (each unit consists of $1,000 principal amount of 13.75% sr. nts.,
7/15/09 and one warrant to purchase Cl. D common stock at $0.01 per share)(12)                5,000,000       3,325,000
-----------------------------------------------------------------------------------------------------------------------
WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                                    7,000,000       6,877,500
                                                                                                           ------------
                                                                                                             62,151,656

-----------------------------------------------------------------------------------------------------------------------
Retail--1.4%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                       3,221,000       3,076,055
-----------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09                                      6,500,000       6,158,750
-----------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                        3,435,000       2,421,675
-----------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                    6,585,000       6,025,275
-----------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                            2,100,000       1,953,000
-----------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                   4,000,000       3,440,000
-----------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09(6,7)                                             700,000          38,500
-----------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                            1,600,000       1,560,000
-----------------------------------------------------------------------------------------------------------------------
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                                    1,685,000       1,824,013
                                                                                                           ------------
                                                                                                             26,497,268

-----------------------------------------------------------------------------------------------------------------------
Service--4.1%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                      4,400,000       3,910,500
10% Sr. Sub. Nts., 8/1/09(7)                                                                  7,250,000       6,525,000
-----------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts., 10/15/08(7)                 6,500,000       6,223,750
-----------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                   2,000,000       2,012,500
-----------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                     3,000,000       1,852,500
-----------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                2,500,000       2,371,329
-----------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09                    3,000,000       2,958,750
-----------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                 4,000,000       3,900,000
-----------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                              10,570,000      10,358,600
-----------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)                             11,000,000       8,635,000
-----------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                                              2,432,000       1,167,360
7.375% Gtd. Sr. Unsec. Nts., 8/15/05                                                          4,700,000       3,760,000
13.625% Sr. Sub. Disc. Nts., 6/30/05                                                          2,300,000       1,460,500
-----------------------------------------------------------------------------------------------------------------------
Stericycle Inc., 12.375% Sr. Sub. Nts., 11/15/09(7)                                           4,000,000       4,115,000
-----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                                     2,900,000       2,755,000
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                 6,500,000       6,272,500


21   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                   Face    Market Value
                                                                                                 Amount(1)   See Note 1
-----------------------------------------------------------------------------------------------------------------------
Service Continued
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                           $ 3,000,000  $    3,090,000
-----------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Disc. Nts., 11/1/09(7,9)                                     5,250,000       3,097,500
                                                                                                         --------------
                                                                                                             74,465,789

-----------------------------------------------------------------------------------------------------------------------
Transportation--5.0%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(7)                                                      2,000,000       2,010,000
-----------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                            7,000,000       6,545,000
-----------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                           3,000,000       2,977,500
-----------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                         4,050,000       4,252,500
-----------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                                 1,000,000         982,500
11% Sr. Sub. Nts., 7/15/06                                                                    8,625,000       9,056,250
-----------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05                                             4,100,000       3,751,500
-----------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                                   2,845,000       1,095,325
-----------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.63% first priority ship mtg. sr. sec. nts., 7/15/05
and one warrant to purchase five shares of common stock)(2,3,12)                              5,000,000       2,875,000
-----------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(7)                                              6,935,000       3,224,775
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and 7.66 warrants)(7,12)                              4,620,000         346,500
-----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(2)                   5,150,000       4,866,750
-----------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 11.50% First Preferred Ship Mtg. Nts., 5/30/08(6)          4,000,000       1,540,000
-----------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Sub. Nts., 10/15/09(7)                                             8,250,000       8,456,250
-----------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                    2,000,000       1,900,000
-----------------------------------------------------------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                                          560,000         516,600
-----------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                                    1,909,687       1,718,719
-----------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                   11,200,000       7,266,000
-----------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts.,
Series B, 12/15/03                                                                           25,515,000      26,152,875
-----------------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(2)                               3,510,635       1,588,562
                                                                                                         --------------
                                                                                                             91,122,606

-----------------------------------------------------------------------------------------------------------------------
Utility--0.7%
Calpine Corp., 10.50% Sr. Nts., 5/15/06                                                       2,990,000       3,169,400
-----------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                            5,550,000       5,942,657
-----------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 0%/8.50% Sr. Unsec. Nts., Series H, 7/1/10(9)                     3,000,000       2,268,315
-----------------------------------------------------------------------------------------------------------------------
Project Orange Funding Corp., 10.50% Sr. Sec. Nts., 9/15/07(2)                                1,500,000       1,500,000
-----------------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(7)                                             135,620         123,415
                                                                                                         --------------
                                                                                                             13,003,787
                                                                                                         --------------
Total Corporate Bonds and Notes (Cost $1,725,072,470)                                                     1,581,569,284


22   OPPENHEIMER HIGH YIELD FUND

                                                                                                           Market Value
                                                                                                 Shares      See Note 1
=======================================================================================================================
Preferred Stocks--5.7%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(10)                                         82,051     $ 1,497,431
-----------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(2,5,11)                                                                160,595       4,014,875
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cv., Non-Vtg.(5,7)                                                   72,575       1,877,878
-----------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(10)                                       3,362         916,145
-----------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable,
Series B, Non-Vtg.(10)                                                                            5,384       5,343,625
-----------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(2,5)                                          140,000       6,230,000
-----------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(10)                                                             5,795       5,838,462
13% Sr. Exchangeable, Non-Vtg.(10)                                                                8,528       9,316,840
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(10)                                 3,195         646,987
-----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(2,5)                   28,000       1,295,000
-----------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(2)                                            175,180         437,950
-----------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, 12% Non-Cum.
Exchangeable Perpetual, Series A(2)                                                                  30             450
-----------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.50% Sr. Exchangeable(10)                                                27,500       2,770,625
-----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(10)                                             3,349       3,055,963
-----------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
13.50% Exchangeable, Series B(10)                                                                 3,292       3,234,390
Depositary Shares Representing one one-hundredth 7% Cum. Cv. Jr.,
Series E, Non-Vtg.(7)                                                                            84,480       2,872,320
-----------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%, Non-Vtg.(7,10)                                                                                 114          94,905
Units (each unit consists of $1,000 principal amount of 13%
sr. exchangeable preferred stock and one warrant to purchase
30 shares of common stock)(2,10,12)                                                                 560         499,800
-----------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable
Preferred Stock, Non-Vtg.(10)                                                                    96,993       1,091,171
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable , Series E, Non-Vtg.(10)                        5,629       5,643,073
-----------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(10)                                           160,493       8,626,499
-----------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%(5,10)                                                        10,580       1,161,155
-----------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(10)                             481       4,930,250
-----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                         101,200       8,829,700
9.20% Exchangeable, Series F, Non-Vtg.                                                           22,500       2,064,375
-----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% Cum., Non-Vtg.(10)                                                      9,667      10,222,853
-----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(10)                                    8,104       8,326,860
-----------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(10)                                                    84         422,100
13.75% Exchangeable(7)                                                                               17          85,425
-----------------------------------------------------------------------------------------------------------------------
Star Gas Partners, LP                                                                             5,999          79,487


23   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued


                                                                                                           Market Value
                                                                                                 Shares      See Note 1
=======================================================================================================================
Preferred Stocks Continued
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.                                                                     4,650    $    112,181
9.20% Sr.                                                                                       158,950       2,473,659
                                                                                                           ------------
Total Preferred Stocks (Cost $125,279,952)                                                                  104,012,434

=======================================================================================================================
Common Stocks--0.5%
Cablevision Systems Corp.(5)                                                                     40,000       3,020,000
-----------------------------------------------------------------------------------------------------------------------
ECM Fund, LPI(2)                                                                                  1,350       1,182,937
-----------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2,5)                                                                         39,357          39,357
-----------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(5)                                                                1,158          44,945
-----------------------------------------------------------------------------------------------------------------------
Optel, Inc.(5)                                                                                    7,425              74
-----------------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc.(2,5,11)                                                           1,688,400              --
-----------------------------------------------------------------------------------------------------------------------
Price Communications Corp.                                                                      132,700       3,690,719
-----------------------------------------------------------------------------------------------------------------------
Resorts International, Inc.(5)                                                                  187,187              --
-----------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(5)                                                                 3,108              31
-----------------------------------------------------------------------------------------------------------------------
Siena Holdings, Inc.(5)                                                                         239,111         269,001
                                                                                                           ------------
Total Common Stocks (Cost $3,451,283)                                                                         8,247,064

                                                                                                  Units
=======================================================================================================================
Rights, Warrants and Certificates--0.7%
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01(2)                                           1,090         190,750
-----------------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust Wts., Exp. 1/31/00(2)                          1,045,990          10,460
-----------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/15/00(2)                              825               5
-----------------------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/15/00(2)                                                      125,000              --
-----------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(7)                                                  3,407          13,202
-----------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts.(2,11)                                                                       130,000          39,000
-----------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(2)                                                   3,330         882,866
-----------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08                                                  8,200         100,450
-----------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08                                                4,000              --
-----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(2)                                                           7,500          60,000
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05                                                   2,575          14,003
-----------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(2)                                             3,500         525,437
-----------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/1/02                                                      163,894       1,065,311
-----------------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/1/05                                                                    7,510       1,802,400
-----------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                    107,699          94,237


24   OPPENHEIMER HIGH YIELD FUND

                                                                                                           Market Value
                                                                                                  Units      See Note 1
=======================================================================================================================
Rights, Warrants and Certificates Continued
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                     80,080  $           --
Exp. 1/23/03(2)                                                                                  57,200             572
Exp. 5/1/05(2)                                                                                  118,003          11,800
Exp. 9/1/04(2)                                                                                  168,000         178,584
-----------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/00(2)                                                           1,445          21,675
-----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                      50,820         627,119
-----------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                          6,000              --
-----------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(2)                                                               7,055              --
-----------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(2)                                                 12,340          37,797
-----------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(2)                                           2,800           1,400
-----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(2)                                           3,910          47,409
-----------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(2)                                                 6,400           7,200
-----------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/29/00(2)                                                           32,000       3,860,000
-----------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03(2)                                           630              32
-----------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03(2)                                                                                 182,000         318,500
Exp. 6/30/05(2)                                                                                  49,120           4,912
-----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(2)                                                             9,000       2,250,000
-----------------------------------------------------------------------------------------------------------------------
Republic Health Corp. Wts., Exp. 4/30/00                                                          3,763              --
-----------------------------------------------------------------------------------------------------------------------
Rocky Mountain Internet, Inc. Wts., Exp. 7/3/03(2)                                               24,520         208,427
-----------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV Wts., Exp. 5/15/09(2)                                                             3,000         513,264
-----------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Wts., Exp. 1/1/02(2)                                        114,400           1,144
-----------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(7)                                                               30,480         681,990
                                                                                                         --------------
Total Rights, Warrants and Certificates (Cost $1,869,660)                                                    13,569,946
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,952,660,193)                                                  98.1%  1,799,914,632
-----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                     1.9      34,820,453
                                                                                                -----------------------
Net Assets                                                                                        100.0% $1,834,735,085
                                                                                                =======================


25   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS


1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP Argentine Peso
CAD Canadian Dollar
DEM German Mark
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Non-income-producing security.
6. Issuer is in default.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $232,003,811 or 12.65% of the Fund's net assets as of December 31, 1999.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Interest or dividend is paid in kind.
11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 1999, amounts to $4,053,875. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   Shares/Face                              Shares/Face
                                                      June 30,       Gross        Gross        Dec. 31,
                                                          1999   Additions   Reductions            1999
-------------------------------------------------------------------------------------------------------
Stocks and Warrants
CGA Group Ltd., Series A                               160,595          --           --         160,595
CGA Group Ltd. Wts.                                    130,000          --           --         130,000
Pope, Evans & Robbins, Inc.                          1,688,400          --           --       1,688,400

Bonds and Notes
Pope, Evans & Robbins, Inc., 7% Sr. Nts., 5/15/98   $5,955,189          --           --      $5,955,189

12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
13. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


26   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 1999

===============================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $1,947,530,867)                                     $1,795,860,757
Affiliated companies (cost $5,129,326)                                                4,053,875
-----------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency exchange contracts                      889
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                           35,575,037
Investments sold                                                                     10,102,520
Shares of beneficial interest sold                                                    9,356,595
Other                                                                                    52,200
                                                                                 --------------
Total assets                                                                      1,855,001,873

===============================================================================================
Liabilities
Bank overdraft                                                                       11,427,464
-----------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                          571,835
-----------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                             2,195,851
Shares of beneficial interest redeemed                                                4,151,454
Distribution and service plan fees                                                    1,094,327
Transfer and shareholder servicing agent fees                                           264,160
Investments purchased                                                                   221,857
Trustees' compensation                                                                      684
Other                                                                                   339,156
                                                                                 --------------
Total liabilities                                                                    20,266,788

===============================================================================================
Net Assets                                                                       $1,834,735,085
                                                                                 ==============

===============================================================================================
Composition of Net Assets
Paid-in capital                                                                  $2,171,470,002
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                                   1,625,246
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                                       (185,030,956)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                  (153,329,207)
                                                                                 --------------
Net assets                                                                       $1,834,735,085
                                                                                 ==============


27   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Cont'd


-----------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,161,333,141 and 93,279,032 shares of beneficial interest outstanding)                 $12.45
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                              $13.07
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $528,593,097
and 42,860,691 shares of beneficial interest outstanding)                                $12.33
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $89,143,112
and 7,171,520 shares of beneficial interest outstanding)                                 $12.43
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $55,665,735 and 4,493,906 shares of beneficial interest outstanding)       $12.39

See accompanying Notes to Financial Statements.


28   OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended December 31, 1999

===============================================================================================
Investment Income
Interest                                                                           $ 96,347,243
-----------------------------------------------------------------------------------------------
Dividends                                                                             6,147,362
                                                                                   ------------
Total income                                                                        102,494,605

===============================================================================================
Expenses
Management fees                                                                       5,613,473
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               1,388,725
Class B                                                                               2,749,120
Class C                                                                                 464,190
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 706,047
Class B                                                                                 330,048
Class C                                                                                  55,570
Class Y                                                                                  90,941
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              23,401
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                    9,838
-----------------------------------------------------------------------------------------------
Other                                                                                   309,402
                                                                                   ------------
Total expenses                                                                       11,740,755
Less expenses paid indirectly                                                           (19,812)
                                                                                   ------------
Net expenses                                                                         11,720,943

===============================================================================================
Net Investment Income                                                                90,773,662

===============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                         (23,636,024)
Closing of futures contracts                                                           (332,437)
Foreign currency transactions                                                        (1,375,645)
                                                                                   ------------
Net realized loss                                                                   (25,344,106)

-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                         (65,480,445)
Translation of assets and liabilities denominated in foreign currencies                (776,214)
                                                                                   ------------
Net change                                                                          (66,256,659)
                                                                                   ------------
Net realized and unrealized loss                                                    (91,600,765)

===============================================================================================
Net Decrease in Net Assets Resulting from Operations                               $   (827,103)
                                                                                   ============

See accompanying Notes to Financial Statements.


29   OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Six Months               Year
                                                                                     Ended              Ended
                                                                             Dec. 31, 1999           June 30,
                                                                               (Unaudited)               1999
=============================================================================================================
Operations
Net investment income                                                       $   90,773,662     $  169,801,337
-------------------------------------------------------------------------------------------------------------
Net realized loss                                                              (25,344,106)       (51,853,796)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                          (66,256,659)      (129,580,700)
                                                                            ---------------------------------
Net decrease in net assets resulting from operations                              (827,103)       (11,633,159)

=============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                        (57,795,522)      (111,798,886)
Class B                                                                        (24,972,813)       (46,977,882)
Class C                                                                         (4,176,584)        (6,828,204)
Class Y                                                                         (2,766,674)        (3,328,108)

=============================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                         10,249,961         70,287,073
Class B                                                                        (25,081,113)       105,348,488
Class C                                                                            (18,305)        35,072,177
Class Y                                                                          5,326,369         43,279,495

=============================================================================================================
Net Assets
Total increase (decrease)                                                     (100,061,784)        73,420,994
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,934,796,869      1,861,375,875
                                                                            ---------------------------------
End of period (including undistributed net investment
income of $1,625,246 and $563,177, respectively)                            $1,834,735,085     $1,934,796,869
                                                                            =================================

See accompanying Notes to Financial Statements.


30   OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

                                               Six Months                                                                  Year
                                                    Ended                                                                 Ended
                                            Dec. 31, 1999                                                              June 30,
Class A                                        (Unaudited)         1999          1998          1997          1996          1995
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $13.06        $14.44        $13.98        $13.51        $13.22        $13.63
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .63          1.26          1.24          1.27          1.29          1.30
Net realized and unrealized gain (loss)              (.62)        (1.39)          .43           .43           .27          (.40)
                                                   ----------------------------------------------------------------------------
Total income (loss) from investment
operations                                            .01          (.13)         1.67          1.70          1.56           .90
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.62)        (1.25)        (1.21)        (1.23)        (1.27)        (1.30)
Tax return of capital distribution                     --            --            --            --            --          (.01)
                                                   ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.62)        (1.25)        (1.21)        (1.23)        (1.27)        (1.31)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.45        $13.06        $14.44        $13.98        $13.51        $13.22
                                                   ============================================================================

===============================================================================================================================
Total Return, at Net Asset Value(1)                  0.17%        (0.71)%       12.34%        13.10%        12.25%         7.09%

===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)            $1,161        $1,208        $1,257        $1,167        $1,084        $1,061
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $1,166        $1,199        $1,227        $1,128        $1,092        $1,006
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                9.95%         9.40%         8.64%         9.22%         9.59%         9.81%
Expenses                                             0.99%         0.99%         1.00%(3)      1.00%(3)      1.03%(3)      1.03%(3)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             13%           43%          117%          126%          105%           94%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $269,922,063 and $236,740,331, respectively.

See accompanying Notes to Financial Statements.


31   OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months                                                                  Year
                                                    Ended                                                                 Ended
                                            Dec. 31, 1999                                                              June 30,
Class B                                        (Unaudited)         1999          1998          1997          1996          1995
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $12.95        $14.33        $13.88        $13.43        $13.15        $13.57
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .58          1.14          1.11          1.15          1.18          1.20
Net realized and unrealized gain (loss)              (.63)        (1.38)          .44           .43           .27          (.42)
                                                   ----------------------------------------------------------------------------
Total income (loss) from investment
operations                                           (.05)         (.24)         1.55          1.58          1.45           .78
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.57)        (1.14)        (1.10)        (1.13)        (1.17)        (1.19)
Tax return of capital distribution                     --            --            --            --            --          (.01)
                                                   ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.57)        (1.14)        (1.10)        (1.13)        (1.17)        (1.20)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.33        $12.95        $14.33        $13.88        $13.43        $13.15
                                                   ============================================================================
===============================================================================================================================
Total Return, at Net Asset Value(1)                 (0.29)%       (1.48)%       11.50%        12.18%        11.40%         6.21%

===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)              $529          $580          $528          $397          $280          $192
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $546          $545          $464          $335          $236          $135
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                9.18%         8.61%         7.86%         8.41%         8.75%         8.95%
Expenses                                             1.75%         1.78%         1.79%(3)      1.80%(3)      1.84%(3)      1.84%(3)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             13%           43%          117%          126%          105%           94%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $269,922,063 and $236,740,331, respectively.

See accompanying Notes to Financial Statements.

32   OPPENHEIMER HIGH YIELD FUND

                                               Six Months                                            Year
                                                    Ended                                           Ended
                                            Dec. 31, 1999                                        June 30,
Class C                                        (Unaudited)       1999        1998        1997        1996(5)
=========================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $13.04      $14.42      $13.97      $13.50      $13.30
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .58        1.15        1.22        1.14         .77
Net realized and unrealized gain (loss)              (.62)      (1.39)        .33         .45         .19
                                                   ------------------------------------------------------
Total income (loss) from investment
operations                                           (.04)       (.24)       1.55        1.59         .96
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.57)      (1.14)      (1.10)      (1.12)       (.76)
Tax return of capital distribution                     --          --          --          --          --
                                                   ------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.57)      (1.14)      (1.10)      (1.12)       (.76)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.43      $13.04      $14.42      $13.97      $13.50
                                                   ======================================================

=========================================================================================================
Total Return, at Net Asset Value(1)                 (0.22)%     (1.49)%     11.42%      12.23%       7.36%

=========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)               $89         $94         $66         $30          $8
---------------------------------------------------------------------------------------------------------
Average net assets (in millions)                      $92         $80         $48         $18          $3
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                9.18%       8.60%       7.87%       8.40%       8.41%
Expenses                                             1.76%       1.78%       1.78%(3)    1.82%(3)    1.90%(3)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             13%         43%        117%        126%        105%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $269,922,063 and $236,740,331, respectively.
5. For the period from November 1, 1995 (inception of offering) to June 30,
1996.

See accompanying Notes to Financial Statements.


33   OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued

                                                    Six Months                    Year
                                                         Ended                   Ended
                                                 Dec. 31, 1999                June 30,
Class Y                                             (Unaudited)       1999        1998(6)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $13.02      $14.42      $14.48
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .63        1.28         .90
Net realized and unrealized gain (loss)                   (.61)      (1.39)       (.08)
                                                        ------------------------------
Total income (loss) from investment
operations                                                 .02        (.11)        .82
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.65)      (1.29)       (.88)
Tax return of capital distribution                          --          --          --
                                                        ------------------------------
Total dividends and/or distributions to shareholders      (.65)      (1.29)       (.88)
--------------------------------------------------------------------------------------
Net asset value, end of period                          $12.39      $13.02      $14.42
                                                        ==============================

======================================================================================
Total Return, at Net Asset Value(1)                       0.19%      (0.54)%      5.81%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                    $56         $53         $11
--------------------------------------------------------------------------------------
Average net assets (in millions)                           $54         $34          $6
--------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     9.97%       9.73%       9.14%
Expenses                                                  0.97%       0.76%       0.81%(3)
--------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  13%         43%        117%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $269,922,063 and $236,740,331, respectively.
5. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
6. For the period from October 15, 1997 (inception of offering) to June 30,
1998.

See accompanying Notes to Financial Statements.


34   OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


35   OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
1. Significant Accounting Policies Continued

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 1999, the market value of these securities comprised 1.24% of the Fund's net assets and resulted in realized and unrealized losses of $1,062,043. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $15,241,350, representing 0.83% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


36   OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $134,218,000, which expires between 2000 and 2007.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


37   OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Six Months Ended December 31, 1999          Year Ended June 30, 1999
                                        Shares           Amount           Shares           Amount
-------------------------------------------------------------------------------------------------
Class A
Sold                                18,484,920     $234,640,750       32,012,691     $425,721,467
Dividends and/or distributions
reinvested                           2,809,391       35,388,033        5,234,985       69,582,895
Redeemed                           (20,459,026)    (259,778,822)     (31,832,727)    (425,017,289)
                                   --------------------------------------------------------------
Net increase                           835,285     $ 10,249,961        5,414,949     $ 70,287,073
                                   ==============================================================

-------------------------------------------------------------------------------------------------
Class B
Sold                                 7,831,614      $98,437,490       21,331,218     $282,008,116
Dividends and/or distributions
reinvested                             974,426       12,161,161        1,810,370       23,848,743
Redeemed                           (10,778,282)    (135,679,764)     (15,125,912)    (200,508,371)
                                   --------------------------------------------------------------
Net increase (decrease)             (1,972,242)    $(25,081,113)       8,015,676     $105,348,488
                                   ==============================================================

-------------------------------------------------------------------------------------------------
Class C
Sold                                 2,360,575     $ 29,842,581        5,602,995     $ 74,516,748
Dividends and/or distributions
reinvested                             189,621        2,384,230          325,453        4,315,117
Redeemed                            (2,554,728)     (32,245,116)      (3,294,631)     (43,759,688)
                                   --------------------------------------------------------------
Net increase (decrease)                 (4,532)    $    (18,305)       2,633,817     $ 35,072,177
                                   ==============================================================

-------------------------------------------------------------------------------------------------
Class Y
Sold                                   683,903     $  8,582,523        3,704,375     $ 48,757,945
Dividends and/or distributions
reinvested                             227,750        2,858,453          244,820        3,235,007
Redeemed                              (486,888)      (6,114,607)        (660,742)      (8,713,457)
                                   --------------------------------------------------------------
Net increase                           424,765     $  5,326,369        3,288,453     $ 43,279,495
                                   ==============================================================



================================================================================
3. Unrealized Gains and Losses on Securities

As of December 31, 1999, net unrealized depreciation on securities of $152,745,561 was composed of gross appreciation of $49,825,653, and gross depreciation of $202,571,214.


38   OPPENHEIMER HIGH YIELD FUND

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management Fees. Management Fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended December 31, 1999, was 0.60% of the average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate         Class A   Commissions      Commissions      Commissions
                         Front-End       Front-End    on Class A       on Class B       on Class C
                     Sales Charges   Sales Charges        Shares           Shares           Shares
                        on Class A     Retained by   Advanced by      Advanced by      Advanced by
Six Months Ended            Shares     Distributor   Distributor(1)   Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------------------------------
December 31, 1999       $1,413,423        $260,083       $63,512       $1,751,094         $133,086

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                   Class B                   Class C
                        Contingent Deferred       Contingent Deferred       Contingent Deferred
                              Sales Charges             Sales Charges             Sales Charges
Six Months Ended    Retained by Distributor   Retained by Distributor   Retained by Distributor
-----------------------------------------------------------------------------------------------
December 31, 1999                    $6,487                  $903,299                   $20,647

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


39   OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
4. Management Fees and Other Transactions with Affiliates Continued

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 1999, payments under the Class A Plan totaled $1,388,725, all of which was paid by the Distributor to recipients. That included $29,633 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended December 31, 1999, were as follows:

                                                           Distributor's    Distributor's
                                                               Aggregate     Unreimbursed
                                                            Unreimbursed    Expenses as %
                         Total Payments   Amount Retained       Expenses    of Net Assets
                             Under Plan    by Distributor     Under Plan         of Class
-----------------------------------------------------------------------------------------
Class B Plan                 $2,749,120        $2,278,025    $16,764,373             3.17%
Class C Plan                    464,190           255,423      1,390,881             1.56


40   OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                                     Expiration        Contract   Valuation as of     Unrealized     Unrealized
Contract Description                       Date   Amount (000s)     Dec. 31, 1999   Appreciation   Depreciation
---------------------------------------------------------------------------------------------------------------
Contracts to Sell
Canadian Dollar (CAD)                    6/1/00       CAD 7,485       $ 5,190,280           $ --     $ 91,504
British Pound Sterling (GBP)      6/2/00-6/5/00      GBP 21,745        35,117,267             --      480,331
British Pound Sterling (GBP)            3/13/00          GBP 95           153,484            889           --
                                                                                    ---------------------------
Total Unrealized Appreciation and Depreciation                                              $889     $571,835
                                                                                    ===========================


================================================================================
6. Futures Contracts

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.


41   OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
6. Futures Contracts Continued

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
7. Illiquid or Restricted Securities

As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $108,365,495, which represents 5.91% of the Fund's net assets, of which $13,770,815 is considered restricted. Information concerning restricted securities is as follows:

                                                                                   Valuation
                                                                              Per Unit as of
Security                                   Acquisition Date   Cost Per Unit    Dec. 31, 1999
--------------------------------------------------------------------------------------------
Bonds
TAG Heuer International SA, 12% Sr.               12/8/1995-         100.00%-
Sub. Nts., 12/15/05                                 5/14/96          105.25%          109.66%
--------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14%
Equipment Trust, 7/2/08                             3/19/98          101.00            90.00

Stocks and Warrants
Becker Gaming, Inc. Wts., Exp. 11/15/00            11/18/93       $    2.00          $    --
--------------------------------------------------------------------------------------------
CGA Group Ltd. Preferred Stock, Series A            6/17/97           25.00            25.00
--------------------------------------------------------------------------------------------
CGA Group Ltd. Wts.                                 6/17/97              --             0.30
--------------------------------------------------------------------------------------------
ECM Fund, LPI                                       4/14/92        1,000.00           876.25
--------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/29/00                11/29/95              --           120.63


42   OPPENHEIMER HIGH YIELD FUND

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings during the six months ended December 31, 1999.

43   OPPENHEIMER HIGH YIELD FUND

OPPENHEIMER HIGH YIELD FUND

================================================================================
Officers and Trustees      James C. Swain, Trustee and Chairman of the Board
                           Bridget A. Macaskill, Trustee and President
                           William H. Armstrong, Trustee
                           Robert G. Avis, Trustee
                           William A. Baker, Trustee
                           George C. Bowen, Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           Raymond J. Kalinowski, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           Ned M. Steel, Trustee
                           David P. Negri, Vice President
                           Thomas P. Reedy, Vice President
                           Andrew J. Donohue, Vice President and Secretary
                           Brian W. Wixted, Treasurer
                           Robert G. Zack, Assistant Secretary
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor         OppenheimerFunds, Inc.

================================================================================
Distributor                OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of               The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors       Deloitte & Touche LLP

================================================================================
Legal Counsel              Myer, Swanson, Adams & Wolf, P.C.

                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                           This is a copy of a report to shareholders of Oppenheimer High Yield Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer High Yield Fund. For material information concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


44   OPPENHEIMER HIGH YIELD FUND

OPPENHEIMERFUNDS FAMILY

=======================================================================================================
Global Equity
                        Developing Markets Fund              Global Fund
                        International Small Company Fund     Quest Global Value Fund
                        Europe Fund                          Global Growth & Income Fund
                        International Growth Fund

=======================================================================================================
Equity
                        Stock                                Stock & Bond
                        Enterprise Fund(1)                   Main Street(R) Growth & Income Fund
                        Discovery Fund                       Quest Opportunity Value Fund
                        Main Street(R) Small Cap Fund         Total Return Fund
                        Quest Small Cap Value Fund           Quest Balanced Value Fund
                        MidCap Fund                          Capital Income Fund(2)
                        Capital Appreciation Fund            Multiple Strategies Fund
                        Growth Fund                          Disciplined Allocation Fund
                        Disciplined Value Fund               Convertible Securities Fund
                        Quest Value Fund
                        Trinity Growth Fund                  Specialty
                        Trinity Core Fund                    Real Asset Fund
                        Trinity Value Fund                   Gold & Special Minerals Fund

=======================================================================================================
Fixed Income
                        Taxable                              Municipal
                        International Bond Fund              California Municipal Fund(3)
                        World Bond Fund                      Main Street(R) California Municipal Fund(3)
                        High Yield Fund                      Florida Municipal Fund(3)
                        Champion Income Fund                 New Jersey Municipal Fund(3)
                        Strategic Income Fund                New York Municipal Fund(3)
                        Bond Fund                            Pennsylvania Municipal Fund(3)
                        Senior Floating Rate Fund            Municipal Bond Fund
                        U.S. Government Trust                Insured Municipal Fund
                        Limited-Term Government Fund         Intermediate Municipal Fund
                                                             Rochester Division
                                                             Rochester Fund Municipals
                                                             Limited Term New York Municipal Fund

=======================================================================================================
Money Market(4)
                        Money Market Fund                    Cash Reserves


1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


45   OPPENHEIMER HIGH YIELD FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions www.oppenheimerfunds.com

--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310

--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461

--------------------------------------------------------------------------------
OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104

--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270



                                                      [Logo] OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0280.001.1299  February 29, 2000